Accounting Changes	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2	Accounting Changes
Income Taxes – Improvements to Income Tax Disclosures Effective with the 2025 annual reporting period, the Company adopted guidance on a retrospective basis, issued by the Financial Accounting Standards Board (“FASB”) in December 2023, related to income tax disclosures. This guidance requires additional information in income tax rate reconciliation disclosures and additional disclosures about income taxes paid. The adoption of this guidance was not material to the Company’s financial statements.
Hedge Accounting Improvements In November 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2026, related to hedge accounting. This guidance seeks to align hedge accounting with the economics of an entity’s risk management activities. The guidance is to be adopted on a prospective basis with an election to adopt the guidance for hedging relationships that exist on the date of adoption. The Company expects the adoption of this guidance will not be material to its financial statements.
Accounting for Credit Losses on Purchased Loans In November 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2026, related to accounting for credit losses on purchased loans. This guidance requires the allowance established for certain loans that are acquired without credit deterioration, excluding credit cards, be offset by an increase in the basis of the acquired loans at acquisition. The guidance is to be adopted on a prospective basis to loans that are acquired on or after the adoption date.
Targeted Improvements to the Accounting for Internal-Use Software In September 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2027, related to accounting for internal-use software. This guidance makes targeted improvements to modernize accounting for software costs, including when determining the starting point for capitalization. The guidance allows adoption using several transition methods. The Company expects the adoption of this guidance will not be material to its financial statements.